Pension and other post-employment benefits - Schedule of Target Plan Asset Allocation (Details)	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	44.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	46.00%
Other
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	10.00%
Minimum | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	30.00%
Minimum | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	20.00%
Minimum | Other
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	0.00%
Maximum | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	100.00%
Maximum | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	60.00%
Maximum | Other
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	20.00%